Borrowings and financial liabilities - BPI France conditional advance, BIO101 project (Details) € in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019 EUR (€) payment	Dec. 31, 2021 EUR (€) payment	Apr. 30, 2022 EUR (€)	Nov. 19, 2021 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Apr. 30, 2020 EUR (€)	Nov. 28, 2016 EUR (€)
Disclosure of financial liabilities [line items]
Amount of agreement				€ 10,000	€ 32,000		€ 24,000
Principal amount of loan		€ 15,000	€ 4,000		€ 4,000	€ 9,000
BPI - BIO101
Disclosure of financial liabilities [line items]
Amount of agreement								€ 1,100
Principal amount of loan		€ 1,100
Extension period of first and second quarter payment		6 months
BPI - BIO101 | December 31, 2018 to September 30, 2023
Disclosure of financial liabilities [line items]
Original repayment schedule amounts, quarterly	€ 55
Original number of quarterly payments | payment	20
BPI - BIO101 | June 30, 2020 to March 31, 2024
Disclosure of financial liabilities [line items]
Revised repayment schedule amounts, quarterly		€ 55
Revised number of quarterly payments | payment		11